UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2002

Check here if amendment    [  ]: Amendment Number: ___
This Amendment (Check one only.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Knowlton Brothers, Inc.
Address: 530 Fifth Avenue
         New York, New York 10036

Form 13F File Number: 28-5340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Winthrop Knowlton
Title:     Chairman
Phone:     (212) 764-3602

Signature, Place and Date of Signing:

/s/ Winthrop Knowlton          New York, New York              February 12, 2003
(Signature)                    (City, State)                   (Date)

Report Type (Check one only.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
--------------------       ------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 4

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value Total:   $82,510
                                        (thousands)

List of Other Included Managers:
Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-5342                    Knowlton, Christopher
2.       28-5318                    Knowlton, Stanley
3        28-5344                    Knowlton, Winthrop
4        28-2649                    Lee, Dwight E.

========================================= ============= ========= ================================ ============== ================
                                               Value                    Investment Discretion
Issuer                   Class   CUSIP        (000's)     Shares                                     Managers     Voting Authority
========================================= ============= ========= ================================ ============== ================
                                                                    Sole      Shared     Shared                   Sole   Shared
                                                                              defined     other
----------------------------------------- ------------- --------- --------- ------------ --------- -------------- ------ ---------
Alloy Online             COM    19855105          3730    340602                         X         1, 2, 3               X
Alloy Online             COM    19855105           441     40300                         X         1, 2, 3               X
Altera                   COM    21441100           805     65325                         X         1, 2, 3               X
Altera                   COM    21441100           205     16600                         X         1, 2, 3, 4            X
Altera                   COM    21441100           360     29200                         X         1, 2, 3               X
Amgen                    COM   00130H105           740     15300                         X         1, 2, 3               X
Amgen                    COM   00130H105           229      4735                         X         1, 2, 3, 4            X
Biogen                   COM    90597105           328      8200                         X         1, 2, 3               X
Biolase Technology       COM    90911108           378     68814                         X         1, 2, 3               X
Biolase Technology       COM    90911108           221     40200                         X         1, 2, 3               X
Biosite Diagnostic       COM    90945106           510     15000                         X         1, 2, 3, 4            X
Celgene                  COM   151020104           687     32000                         X         1, 2, 3, 4            X
Celgene                  COM   151020104           398     18541                         X         1, 2, 3               X
Celgene                  COM   151020104           634     29550                         X         1, 2, 3               X
Cell Genesys             COM   150921104           171     15300                         X         1, 2, 3               X
Cognex Corp.             COM   192422103          1670     90619                         X         1, 2, 3               X
Cognex Corp.             COM   192422103           374     20300                         X         1, 2, 3               X
Cognex Corp.             COM   192422103           488     26500                         X         1, 2, 3, 4            X
Cognizant Tech Solutions COM   192446102           367      5086                         X         1, 2, 3               X
Cognizant Tech Solutions COM   192446102           263      3647                         X         1, 2, 3               X
Eclipsys                 COM   278856109           191     35700                         X         1, 2, 3               X
Eclipsys                 COM   278856109           295     55100                         X         1, 2, 3, 4            X
Eclipsys                 COM   278856109          1135    212097                         X         1, 2, 3               X
Electronics for Imaging  COM   286082102          1238     76114                         X         1, 2, 3               X
E-Trade Group            COM   269246104           193     39622                         X         1, 2, 3, 4            X
Exult                    COM   302284104          1045    328595                         X         1, 2, 3               X
Exult                    COM   302284104           538    169100                         X         1, 2, 3, 4            X
Exult                    COM   302284104           698    219600                         X         1, 2, 3               X
Flextronics              COM   Y2573F102          3352    409295                         X         1, 2, 3               X
Flextronics              COM   Y2573F102           848    103600                         X         1, 2, 3               X
Flextronics              COM   Y2573F102           705     86100                         X         1, 2, 3, 4            X
Gentex                   COM   371901109          1337     42251                         X         1, 2, 3               X
Gentex                   COM   371901109           544     17200                         X         1, 2, 3               X
Hollis Eden              COM   435902101          3194    546014                         X         1, 2, 3               X
Hollis Eden              COM   435902101           433     74000                         X         1, 2, 3               X
Human Genome Sciences    COM   444903108           275     31200                         X         1, 2, 3               X
Human Genome Sciences    COM   444903108           160     18200                         X         1, 2, 3, 4            X
Idexx Laboratories Corp. COM    4518D104           448     13648                         X         1, 2, 3, 4            X
IDX Systems              COM   449491109          2125    124772                         X         1, 2, 3               X
IDX Systems              COM   449491109           681     40000                         X         1, 2, 3, 4            X
Imanage                  COM   45245Y105          1137    355192                         X         1, 2, 3               X
I-Many                   COM   44973Q103           501    121800                         X         1, 2, 3, 4            X
Impath                   COM   45255G101          2740    138966                         X         1, 2, 3               X
Impath                   COM   45255G101           578     29300                         X         1, 2, 3, 4            X
Impath                   COM   45255G101           788     39950                         X         1, 2, 3               X
IMS Health               COM   449934108           267     16700                         X         1, 2, 3, 4            X
IMS Health               COM   449934108          1239     77440                         X         1, 2, 3               X
Invision Technologies    COM   461851107           424     16100                         X         1, 2, 3, 4            X
Jabil Circuit            COM   466313103           653     36462                         X         1, 2, 3, 4            X
Jabil Circuit            COM   466313103          1393     77737                         X         1, 2, 3               X
Jabil Circuit            COM   466313103           501     27975                         X         1, 2, 3               X
Jupitermedia             COM   48207D101           750    300000                         X         1, 2, 3, 4            X
Jupitermedia             COM   48207D101           483    193100                         X         1, 2, 3               X
Liberty Media            COM   530718105           987    110413                         X         1, 2, 3, 4            X
Martek Biosciences       COM   572901106           698     27883                         X         1, 2, 3               X
Mercury Computer         COM   589378108           288      9450                         X         1, 2, 3, 4            X
Network Associates       COM   640938106          3570    221904                         X         1, 2, 3               X
Network Associates       COM   640938106           945     58763                         X         1, 2, 3, 4            X
Network Associates       COM   640938106           943     58585                         X         1, 2, 3               X
Pinnacle Systems         COM   723481107           283     20792                         X         1, 2, 3               X
Pinnacle Systems         COM   723481107          1299     95417                         X         1, 2, 3               X
Polycom                  COM   73172K104           341     35800                         X         1, 2, 3               X
Polycom                  COM   73172K104           792     83149                         X         1, 2, 3               X
QRS                      COM   74726X105          1183    179315                         X         1, 2, 3               X
QRS                      COM   74726X105           193     29300                         X         1, 2, 3               X
Solectron                COM   834182107          1886    531300                         X         1, 2, 3               X
Solectron                COM   834182107           273     76800                         X         1, 2, 3               X
Solectron                COM   834182107           424    119400                         X         1, 2, 3, 4            X
Synopsys                 COM   871607107          3297     71438                         X         1, 2, 3               X
Synopsys                 COM   871607107           631     13670                         X         1, 2, 3               X
Synopsys                 COM   871607107           634     13737                         X         1, 2, 3, 4            X
TALK                     COM   874918105          5046    390539                         X         1, 2, 3               X
TALK                     COM   874918105           836     64730                         X         1, 2, 3, 4            X
TALK                     COM   874918105           957     74100                         X         1, 2, 3               X
Thoratec                 COM   885175307           556     72900                         X         1, 2, 3               X
Thoratec                 COM   885175307          3039    398308                         X         1, 2, 3               X
Thoratec                 COM   885175307           440     57730                         X         1, 2, 3, 4            X
TRC Cos                  COM   872625108          4021    306259                         X         1, 2, 3               X
TRC Cos                  COM   872625108          1096     83450                         X         1, 2, 3               X
TRC Cos                  COM   872625108           395     30097                         X         1, 2, 3, 4            X
Tripos                   COM   896928108           518     70650                         X         1, 2, 3               X
Tripos                   COM   896928108           161     21900                         X         1, 2, 3               X
Verisign                 COM   92343E102           200     19900                         X         1, 2, 3, 4            X
Verisity                 COM   M97385112           483     25364                         X         1, 2, 3, 4            X
Verisity                 COM   M97385112           594     31150                         X         1, 2, 3               X
Verisity                 COM   M97385112           745     39087                         X         1, 2, 3               X
Vertex Pharmaceuticals   COM   92532F100           288     18200                         X         1, 2, 3               X
Xilinx Inc.              COM   983919101           344     16698                         X         1, 2, 3, 4            X
Xilinx Inc.              COM   983919101           233     11300                         X         1, 2, 3               X

TOTAL                                            82510